Borrowings	6 Months Ended
Jun. 30, 2024
Borrowings [Abstract]
BORROWINGS
13.	BORROWINGS

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Short-term bank borrowing	$55,040	$140,902
Current portion of long-term bank borrowings	132,248	196,339
Long-term bank borrowings	-	44,410
Total borrowings	$187,288	$381,651

The Company maintains two borrowings with two financial institutions. The borrowings are used for working capital purposes to support its business operations in China and Thailand. Those borrowings carry interest at the rates of 4.69% and 3.77% per annum with maturity dates of April 7, 2025 and September 25, 2024. For the six months ended June 30, 2024 and 2023, the interest expense recorded for bank borrowings was $10,002 and $33,394, respectively.

As of June 30, 2024, the Company has no unused bank overdraft availability and no unused trust receipts availability.

Prior to entering into a loan conversion agreement with WK Venture on September 28, 2023 to discharge the entire loan amount and accrued unpaid interest, as of June 30, 2023, the Company maintained a loan in the principal amount of $13.42 million with WK Venture which bears interest at 4% and is due on December 31, 2024. For the six months ended June 30, 2024 and 2023, interest expense recorded for this third-party borrowing was $nil and $411,270.